Accrued Liabilities, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities
Interest on long-term debt	$ 2,361	$ 2,193
Vessels' operating and voyage expenses	1,009	1,568
Commissions	143	139
Interest on derivatives and other finance expenses	65	162
General and administrative expenses	88	91
Total	$ 3,666	$ 4,153